INVESTMENTS (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Available-for-sale Securities, Debt Maturities
Total amortized cost	$ 281,290	$ 255,656
Total fair value	283,753	257,019
Minimum contractual maturities of investments with no stated maturities, included as contractual maturities	10 years
Available-for-sale Securities transferred from Held-to-maturity
Carrying value of securities reclassified as available-for-sale	244
Other-than-temporary impairment loss recorded for available-for-sale investments transferred from held-to-maturity	59
Carrying value of held-to-maturity investments sold	2,110	1,612	413
Loss realized on sale of held to maturity securities	187	299	49
Interest and dividends on investments
Taxable interest	6,509	7,257	9,922
Interest exempt from U.S. federal income tax	683	746	760
Dividends	333	317	322
Total interest and dividends	7,525	8,320	11,004
Gross realized investments losses, excluding losses from other-than-temporary impairment
Gross realized investment gains	3,663	2,498	2,873
Gross realized investment losses	(412)	(501)	(462)
Net realized gains (losses)	3,251	1,997	2,411
Mortgage-backed securities
Available-for-sale Securities, Debt Maturities
Due within 1 year, amortized cost	10
After 1 but within 5 years, amortized cost	365	422
After 5 but within 10 years, amortized cost	1,992	2,757
After 10 years, amortized cost	51,598	46,470
Total amortized cost	53,965	49,649
Fair value, due within 1 year	10
Fair value, after 1 but within 5 years	374	423
Fair value, after 5 but within 10 years	2,124	2,834
Fair value, after 10 years	52,963	47,768
Total fair value	55,471	51,025
U.S. Treasury and federal agency securities
Available-for-sale Securities, Debt Maturities
Due within 1 year, amortized cost	9,492	14,615
After 1 but within 5 years, amortized cost	75,967	62,241
After 5 but within 10 years, amortized cost	2,171	5,862
After 10 years, amortized cost	2,670	382
Total amortized cost	90,300	83,100
Fair value, due within 1 year	9,499	14,637
Fair value, after 1 but within 5 years	77,267	63,823
Fair value, after 5 but within 10 years	2,408	6,239
Fair value, after 10 years	2,667	439
Total fair value	91,841	85,138
State and municipal securities
Available-for-sale Securities, Debt Maturities
Due within 1 year, amortized cost	208	142
After 1 but within 5 years, amortized cost	3,221	455
After 5 but within 10 years, amortized cost	155	182
After 10 years, amortized cost	16,436	16,040
Total amortized cost	20,020	16,819
Fair value, due within 1 year	208	142
Fair value, after 1 but within 5 years	3,223	457
Fair value, after 5 but within 10 years	165	188
Fair value, after 10 years	14,736	13,612
Total fair value	18,332	14,399
Foreign government
Available-for-sale Securities, Debt Maturities
Due within 1 year, amortized cost	34,873	34,924
After 1 but within 5 years, amortized cost	49,548	41,612
After 5 but within 10 years, amortized cost	7,239	6,993
After 10 years, amortized cost	1,599	831
Total amortized cost	93,259	84,360
Fair value, due within 1 year	34,869	34,864
Fair value, after 1 but within 5 years	49,933	41,675
Fair value, after 5 but within 10 years	7,380	6,998
Fair value, after 10 years	1,865	977
Total fair value	94,047	84,514
All other
Available-for-sale Securities, Debt Maturities
Due within 1 year, amortized cost	1,001	4,055
After 1 but within 5 years, amortized cost	11,285	9,843
After 5 but within 10 years, amortized cost	4,330	3,009
After 10 years, amortized cost	7,130	4,821
Total amortized cost	23,746	21,728
Fair value, due within 1 year	1,009	4,072
Fair value, after 1 but within 5 years	11,351	9,928
Fair value, after 5 but within 10 years	4,505	3,160
Fair value, after 10 years	7,197	4,783
Total fair value	$ 24,062	$ 21,943